Segmented information (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total additions to long-lived assets excluding business combinations	$ 10,249	$ 26,450	$ 31,352
Applied Technologies [Member]
Total additions to long-lived assets excluding business combinations	938	4,408	3,000
On-Road Systems [Member]
Total additions to long-lived assets excluding business combinations	1,340	15,555	10,306
Off-Road Systems [Member]
Total additions to long-lived assets excluding business combinations	0	908	1,481
Corporate And Technology Investments [Member]
Total additions to long-lived assets excluding business combinations	$ 7,971	$ 5,579	$ 16,565